Investments (Unonsolidated Variable Interest Entities - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Financial or other support investees designated as VIEs	$ 0	$ 0	$ 0